Supplemental Guarantor Condensed Consolidating Financial Statements Supplemental Guarantor Condensed Consolidating Financial Statements - Summary of Adjustments - Cash Flows (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	$ 1,013	$ 673	$ 767
Net cash provided by (used in) investing activities	(329)	(353)	(397)
Net cash provided by (used in) financing activities	(721)	(490)	(249)
Reportable legal entities | FDC Parent Company
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	(1,698)	(1,733)	(1,681)
Net cash provided by (used in) investing activities	67	165	191
Net cash provided by (used in) financing activities	1,595	1,377	1,555
Reportable legal entities | Guarantor Subsidiaries
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	1,732	1,333	1,520
Net cash provided by (used in) investing activities	166	20	6
Net cash provided by (used in) financing activities	(1,913)	(1,341)	(1,528)
Reportable legal entities | Non-Guarantor Subsidiaries
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	979	1,073	928
Net cash provided by (used in) investing activities	(255)	(170)	(150)
Net cash provided by (used in) financing activities	(710)	(894)	(720)
Consolidation Adjustments
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	0	0	0
Net cash provided by (used in) investing activities	(307)	(368)	(444)
Net cash provided by (used in) financing activities	$ 307	368	444
As Previously Reported | Reportable legal entities | FDC Parent Company
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities		(1,733)	(1,681)
Net cash provided by (used in) investing activities		165	191
Net cash provided by (used in) financing activities		1,377	1,555
As Previously Reported | Reportable legal entities | Guarantor Subsidiaries
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities		1,450	1,681
Net cash provided by (used in) investing activities		(1)	(12)
Net cash provided by (used in) financing activities		(1,441)	(1,664)
As Previously Reported | Reportable legal entities | Non-Guarantor Subsidiaries
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities		956	767
Net cash provided by (used in) investing activities		(149)	(132)
Net cash provided by (used in) financing activities		(794)	(582)
As Previously Reported | Consolidation Adjustments
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities		0	0
Net cash provided by (used in) investing activities		(368)	(444)
Net cash provided by (used in) financing activities		$ 368	$ 444